UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2008

1.814648.103

LIM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,295
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,213
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,350
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,037
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,884
5.5% 1/1/22	2,300	2,051
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,052
		17,882
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,139
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,142
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/20 (AMBAC Insured) (c)	2,365	2,484
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,158
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,148
		7,502
California - 14.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,329
5.5% 5/1/15 (AMBAC Insured)	2,600	2,809
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,318
Series A:
5% 7/1/09	5,000	5,168
5% 7/1/15	15,200	16,477
5% 7/1/15 (MBIA Insured)	6,100	6,630
5.25% 1/1/11	700	746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series A:
5.25% 7/1/13	$ 7,000	7,687
5.25% 7/1/13 (MBIA Insured)	10,300	11,364
5.25% 7/1/14	15,400	17,054
5.25% 7/1/14 (FGIC Insured)	9,700	10,713
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
5% 2/1/11	2,650	2,792
5% 10/1/13	1,550	1,667
5% 11/1/13	4,000	4,306
5% 3/1/15	3,000	3,219
5% 8/1/16	6,070	6,509
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,858
5% 3/1/26	2,200	2,195
5% 6/1/27 (AMBAC Insured)	1,800	1,813
5% 2/1/31 (MBIA Insured)	1,900	1,892
5% 8/1/33	4,300	4,209
5% 8/1/35	7,800	7,607
5.125% 11/1/24	1,900	1,942
5.125% 2/1/26	1,200	1,206
5.25% 2/1/11	4,000	4,241
5.25% 3/1/12	2,210	2,366
5.25% 2/1/15	5,000	5,361
5.25% 2/1/16	8,500	9,064
5.25% 2/1/27 (MBIA Insured)	1,605	1,630
5.25% 2/1/28	3,400	3,453
5.25% 11/1/29	1,200	1,219
5.25% 2/1/33	6,100	6,138
5.25% 12/1/33	110	110
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,436
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,333
5.25% 3/1/38	12,700	12,768
5.5% 3/1/11	8,500	9,085
5.5% 4/1/13	1,400	1,530
5.5% 4/1/13 (AMBAC Insured)	1,000	1,108
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,456
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,344
5.5% 11/1/33	21,355	21,973
5.75% 10/1/10	2,200	2,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	$ 3,000	$ 3,129
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	16,596	9,636
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,353
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,701
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,078
Series 2005 K, 5% 11/1/16	7,195	7,632
5% 11/1/14 (FGIC Insured)	5,000	5,440
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,104
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,304
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,470
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,796
0% 1/15/27 (a)	1,000	873
5% 1/15/16 (MBIA Insured)	1,000	1,026
5.75% 1/15/40	1,600	1,532
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,316
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,297
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,461
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,607
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,720
5% 1/1/11 (FSA Insured) (e)	1,740	1,820
5% 1/1/12 (FSA Insured) (e)	1,835	1,928
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	$ 2,140	$ 2,271
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,173
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,606
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,493
5.25% 10/1/10	1,620	1,706
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,458
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,148
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	4,050	3,646
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,000	10,458
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	705
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,293
5% 5/15/16 (MBIA Insured)	6,880	7,547
		345,301
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,345
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,075
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,270
5% 11/15/14	1,165	1,207
Series F:
5% 11/15/13	1,285	1,333
5% 11/15/14	1,355	1,404
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,115
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	643
5% 7/1/12	675	668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	$ 2,550	$ 2,911
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,373
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,243
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,314
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,092
5.75% 12/15/22 (FGIC Insured)	1,000	1,079
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,010
		32,082
Connecticut - 0.3%
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,241
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,104
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,355
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,058
5.25% 6/1/10 (MBIA Insured)	1,980	2,008
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,925
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,342
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,281
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,553
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,837
		26,463
Florida - 5.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,286
5.25% 7/1/20 (MBIA Insured)	1,000	1,036
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,216
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,475
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,845
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,271
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	21,233
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,865
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,746
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	696
5.375% 7/1/28	3,375	3,483
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,499
Series B, 5% 11/15/17	1,200	1,218
Series G:
5% 11/15/12	1,000	1,037
5% 11/15/13	1,600	1,659
Series I, 5%, tender 11/16/09 (d)	5,000	5,077
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,849
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,685
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,825
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,986
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,042
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,406
5% 11/15/14	2,485	2,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	$ 1,000	$ 1,006
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,683
5.25% 6/1/24 (AMBAC Insured)	3,850	3,861
5.25% 6/1/25 (AMBAC Insured)	4,050	4,036
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	600
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,874
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,354
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,457
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,828
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,796
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,132
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,387
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,491
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,085
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,627
		136,651
Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,657
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,218
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,266
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,639
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,518
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,004
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,304
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (f)	$ 35	$ 41
6.6% 1/1/18 (MBIA Insured)	1,550	1,822
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,896
5% 9/15/14	3,000	2,966
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,800
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	874
		46,612
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,995
Illinois - 10.0%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,761
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	836
Series A, 0% 12/1/16 (FGIC Insured)	1,000	687
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,925
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,578
Series 2003 A:
5.25% 1/1/22 (MBIA Insured)	365	381
5.25% 1/1/22 (Pre-Refunded to 1/1/13 @ 100) (f)	635	698
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,304
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,450	5,973
Series A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,009
5.25% 1/1/33 (MBIA Insured)	775	778
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,472
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,595
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	$ 10,000	$ 10,381
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,171
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,407
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,039
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,999
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,856
5.5% 1/1/18 (FGIC Insured)	370	387
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,388
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,061
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,570
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,061
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,478
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,044
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,131
5.25% 11/15/28 (MBIA Insured)	600	613
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,799
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,843
0% 11/1/17	2,700	1,810
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,200
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,361
5.5% 5/1/13 (FGIC Insured)	1,000	1,103
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,105
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,094
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,661
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	$ 2,490	$ 2,717
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,439
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2007 B2, 6.49%, tender 4/7/08 (AMBAC Insured) (d)	1,000	1,000
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,094
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,233
5% 10/1/09	1,000	1,032
5% 10/1/10	1,235	1,302
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,966
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (MBIA Insured)	1,300	1,402
5.5% 8/1/10	1,400	1,496
5.5% 4/1/16 (FSA Insured)	1,000	1,078
5.5% 4/1/17 (MBIA Insured)	2,600	2,703
5.5% 2/1/18 (FGIC Insured)	1,000	1,064
5.6% 4/1/21 (MBIA Insured)	2,800	2,887
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,045
7% 5/15/22	5,000	5,136
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,703
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,081
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,689
Series W, 5% 6/15/13	3,430	3,445
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,547
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	35,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured) (c)	$ 2,000	$ 2,090
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,709
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,773
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,836
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,578
0% 12/1/14 (FSA Insured)	5,180	4,029
0% 12/1/15 (FSA Insured)	3,810	2,813
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,334
0% 12/1/10 (FSA Insured)	3,380	3,141
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,588
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,407
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,062
0% 6/15/16 (FGIC Insured)	2,050	1,445
0% 6/15/17 (FGIC Insured)	3,240	2,153
0% 6/15/20 (FGIC Insured)	1,400	768
5% 12/15/28 (MBIA Insured)	1,000	1,000
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,245
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,329
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,391
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,060
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	$ 1,300	$ 864
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	757
		233,850
Indiana - 3.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,073
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,251
5% 1/10/14 (FSA Insured)	1,180	1,289
5% 7/10/14 (FSA Insured)	1,215	1,334
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,487
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,327
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,094
5% 1/15/12 (MBIA Insured)	1,295	1,389
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,858
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,411
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,897
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,123
5.25% 7/15/16 (FSA Insured)	2,095	2,331
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,080
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,167
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)(d)	14,450	14,449
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,145
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,994
0% 12/1/17 (AMBAC Insured)	1,470	954
0% 6/1/18 (AMBAC Insured)	1,740	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	$ 1,110	$ 1,169
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,686
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,677
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,400
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,199
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,361
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,037
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,720
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,472
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,085
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,600
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,384
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,080
		87,608
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,197
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,261
5.25% 12/1/11 (MBIA Insured)	1,805	1,830
Series II, 5.5% 11/1/19	1,000	1,072
5.5% 11/1/20	1,000	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	$ 2,000	$ 2,009
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,595
		9,836
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,702
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,403
		4,105
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,070
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,924
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,304
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,325
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,137
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,138
5% 12/1/29 (MBIA Insured)	2,000	1,775
5.25% 12/1/23 (MBIA Insured)	1,740	1,705
		18,378
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,949
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,127
5.25% 7/1/32 (AMBAC Insured)	2,080	2,115
		6,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	$ 1,300	$ 1,301
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	273
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	739
5% 1/1/13	750	779
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,406
6.375% 8/1/15	2,460	2,625
6.375% 8/1/16	2,570	2,737
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,969
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,311
5.75% 6/15/13	3,000	3,225
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	15,727
5.25% 8/1/22 (FSA Insured)	3,300	3,523
5.25% 8/1/23 (FSA Insured)	1,600	1,695
5.25% 8/1/24 (FSA Insured)	4,000	4,204
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,188
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,968
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,524
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,045
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,036
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,138
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	$ 3,280	$ 3,329
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		72,972
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,109
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,642
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,149
5% 9/30/12 (MBIA Insured)	1,500	1,624
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,447
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,079
3.768% 7/1/32 (FSA Insured) (d)	5,560	4,365
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	5,052
5.25% 7/1/14 (MBIA Insured)	2,600	2,856
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,409
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,991
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,070
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,742
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,204
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,050
5.5% 3/1/17	1,885	1,973
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,066
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	$ 1,500	$ 1,530
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,131
		66,722
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	572
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,038
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,528
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	5,960
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	406
5% 5/15/13	395	400
5% 5/15/14	250	252
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,426
		13,855
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,255
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,963
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,365
5% 8/15/13	1,500	1,562
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,316
		9,461
Missouri - 1.0%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,491
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	$ 1,000	$ 1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,084
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,438
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,571
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,575
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,130
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,019
		22,479
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,241
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,531
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,111
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,102
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,044
5% 7/1/14	1,000	1,046
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,439
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,977
		11,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	$ 2,400	$ 2,430
3.5%, tender 2/1/09 (d)(e)	2,600	2,620
		5,050
New Jersey - 1.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,725
Series B:
5% 2/15/13	2,210	2,237
5.25% 2/15/10	1,925	1,962
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,608
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,021
5.25% 3/1/15	3,000	3,324
5.25% 3/1/21 (MBIA Insured)	1,200	1,270
5.25% 3/1/23	1,500	1,563
5.25% 3/1/25	4,200	4,325
5.25% 3/1/26	4,700	4,817
Series 2005 P, 5.125% 9/1/28	1,100	1,116
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,221
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,382
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,664
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,079
		37,314
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,420
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,025	1,043
		3,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 13.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	$ 1,100	$ 1,162
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,970
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,216
5.75% 5/1/22 (FSA Insured)	2,240	2,421
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,232
5.75% 5/1/19 (FSA Insured)	5,590	6,148
5.75% 5/1/22 (FSA Insured)	8,525	9,222
5.75% 5/1/25 (FSA Insured)	1,715	1,827
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,728
5% 6/1/11	1,075	1,142
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,645
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,064
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,880
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 C, 5.5% 8/1/13	2,000	2,178
Series 2005 F1, 5.25% 9/1/14	3,600	3,922
Series 2005 G, 5% 8/1/14	6,500	6,984
Series 2005 J, 5% 3/1/12	3,020	3,203
Series 2005 K, 5% 8/1/11	6,000	6,367
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series E, 5% 8/1/13	11,760	12,610
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,060
Series J, 5.5% 6/1/19	2,315	2,460
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,167
5% 6/15/39	1,600	1,585
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	12,147
Series A:
5.5% 11/1/26 (b)	4,590	4,907
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
6% 11/1/28 (b)	$ 40,925	$ 44,448
Series B, 5.25% 2/1/29 (b)	3,800	3,986
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,693
5.75% 7/1/13 (AMBAC Insured)	1,100	1,187
Series C, 7.5% 7/1/10	3,265	3,447
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,595
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,042
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,113
4.875% 6/15/20	2,200	2,226
5% 6/15/15	775	785
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,106
Series 2008 A, 5.25% 11/15/36	8,800	8,866
Series A, 5%, tender 11/15/12 (d)	9,600	10,171
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,305
5.25% 1/1/27 (FSA Insured)	5,000	5,151
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,725
5% 4/1/14	1,500	1,643
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,823
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,165
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	3,005
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,163
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5% 6/1/11	$ 1,540	$ 1,543
5.25% 6/1/21 (AMBAC Insured)	2,200	2,265
5.25% 6/1/22 (AMBAC Insured)	3,450	3,526
5.5% 6/1/14	4,780	4,872
5.5% 6/1/15	9,900	10,235
5.5% 6/1/16	16,800	17,309
5.5% 6/1/17	1,900	1,970
5.5% 6/1/19	1,000	1,044
Series C1:
5.5% 6/1/14	3,900	3,975
5.5% 6/1/15	4,900	5,066
5.5% 6/1/16	1,600	1,670
5.5% 6/1/17	7,950	8,243
5.5% 6/1/18	17,165	17,888
5.5% 6/1/19	4,700	4,905
5.5% 6/1/20	800	831
5.5% 6/1/22	600	617
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,056
		323,439
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,234
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,654
		5,888
North Carolina - 0.8%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,713
5.25% 6/1/20 (AMBAC Insured)	1,520	1,606
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,514
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,679
5.75% 1/1/26	1,000	1,013
Series B, 6.125% 1/1/09	2,220	2,279
Series C, 5.25% 1/1/10	2,630	2,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
5.375% 1/1/10	$ 3,360	$ 3,490
6% 1/1/09	805	827
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,595	1,689
		18,537
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,993
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,011
5% 7/1/14	1,000	1,004
		6,008
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,754
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,789
6% 6/1/42	1,500	1,376
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,186
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,167
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,254
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,759
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,076
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	524
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,106
		15,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	$ 1,000	$ 889
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,122
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,102
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,404
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,346
5.5% 10/1/20 (FGIC Insured)	1,550	1,673
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,852
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,055
5% 12/15/14	850	897
		24,340
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	743
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,640
		2,383
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,691
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,268
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/13	6,200	6,564
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,371
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,000
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,396
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,429
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,122
5% 12/15/13	1,155	1,150
Series B, 5% 12/15/13	3,115	3,101
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	671
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	427
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,966
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,611
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,925
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,675
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,480
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,325
6.5% 11/1/16 (e)	1,100	1,158
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,336
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,454
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,187
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,737
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,615
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,933
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,828
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,062
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 700	$ 712
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,211
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	1,997
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,363
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,728
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,582
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,459
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,042
		90,947
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,982
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,214
		17,196
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,179
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	668
		2,847
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,458
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,666
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,805
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	$ 680	$ 716
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	797
5% 12/1/19	2,040	2,142
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,275
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,133
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,441
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,215
5% 12/1/17	1,335	1,441
		26,436
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,128
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,241
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,481
		6,850
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,034
5% 12/15/11	3,285	3,301
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,326
6.25% 1/1/13 (MBIA Insured)	1,700	1,881
7.25% 1/1/10 (MBIA Insured)	8,000	8,640
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,849
5% 9/1/11 (MBIA Insured)	1,835	1,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A: - continued
5% 9/1/13 (MBIA Insured)	$ 2,010	$ 2,167
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,112
		27,265
Texas - 14.8%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,327
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	657
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,766
Series B:
6% 1/1/18	1,000	995
6% 1/1/19	1,335	1,312
Austin Independent School District 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,810
0% 11/15/12 (AMBAC Insured)	5,645	4,794
0% 5/15/17 (FGIC Insured)	1,900	1,257
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,086
5% 11/15/10 (MBIA Insured)	1,735	1,848
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,119
5.25% 2/15/42	6,000	6,089
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,073
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,305
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,360
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,652
5% 2/15/10	1,200	1,258
Boerne Independent School District 5.25% 2/1/35	1,300	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,632
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,884
5% 8/15/13	9,575	10,171
Clint Independent School District:
5.5% 8/15/18	190	205
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	898
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,494
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,636
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,649
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,659
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,205
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,166
Del Valle Independent School District 5.5% 2/1/11	1,350	1,454
Denton Independent School District 5% 8/15/33	5,300	5,277
DeSoto Independent School District 0% 8/15/18	2,195	1,380
Fort Worth Independent School District 5% 2/15/12	1,500	1,613
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,131
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,048
5.5% 2/15/12	2,180	2,292
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,241
Harlandale Independent School District:
5.5% 8/15/35	15	15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,487
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,616
0% 10/1/16 (MBIA Insured)	6,180	4,298
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,092
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	$ 3,300	$ 3,304
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,405
0% 8/15/10 (AMBAC Insured)	2,200	2,051
0% 8/15/15	2,000	1,503
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,402
0% 12/1/11 (AMBAC Insured)	8,250	7,326
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	968
0% 2/15/10	2,320	2,207
0% 2/15/16	1,250	913
Irving Independent School District Series A, 0% 2/15/16	1,035	750
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	685
Series A, 0% 8/15/12	1,590	1,375
Kermit Independent School District 5.25% 2/15/32	2,400	2,449
Klein Independent School District Series A:
5% 8/1/13	1,455	1,589
5% 8/1/14	5,110	5,611
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,296
Lewisville Independent School District 0% 8/15/08	5,000	4,967
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,465
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,512
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,151
Manor Independent School District 5.25% 8/1/34	2,000	2,042
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,454
5.5% 2/15/14	330	353
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,108
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,745
5.5% 2/15/18	145	153
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/19	$ 370	$ 388
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,335
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	6,992
Mesquite Independent School District 5.375% 8/15/11	430	434
Midway Independent School District 0% 8/15/19	1,400	829
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,836
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,106
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,011
5.5% 8/15/26 (FGIC Insured)	1,225	1,277
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,226
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,893
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,301
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,197
North Texas Tollway Auth. Rev. Series A, 6% 1/1/23 (c)	2,200	2,324
Northside Independent School District:
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,447
5.5% 2/15/13	1,090	1,168
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,319
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	573
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,090
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,079
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Prosper Independent School District:
5.125% 8/15/30	$ 1,400	$ 1,414
5.375% 8/15/33	7,340	7,610
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,296
Rockdale Independent School District 5.25% 2/15/37	2,020	2,045
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,119
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,469
5.625% 2/15/11	3,865	4,181
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,121
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,651
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,103
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,158
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,265
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,721
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,719
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,474
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,900
5.25% 2/1/14 (MBIA Insured)	1,835	2,018
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	702
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,084
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,387
South San Antonio Independent School District 5% 8/15/35	1,050	1,042
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,198
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,134
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District: - continued
5.375% 2/1/18	$ 480	$ 504
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,013
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,893
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,116
5.375% 8/1/10 (e)	1,915	2,026
5% 10/1/12	3,500	3,798
5% 4/1/13	1,000	1,087
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,729
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,043
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,422
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,156
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,435
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,737
Series B, 5.625% 7/15/21	2,010	2,075
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,364
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,162
Waller Independent School District:
5.5% 2/15/26	3,220	3,403
5.5% 2/15/33	4,160	4,310
5.5% 2/15/37	4,820	4,983
Waxahachie Independent School District:
0% 8/15/14	1,460	1,153
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,315
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,746
White Settlement Independent School District 5.75% 8/15/34	1,250	1,302
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District 0% 8/15/20	$ 1,000	$ 558
Ysleta Independent School District 0% 8/15/11	1,100	993
		346,211
Utah - 0.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,405
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,889
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (c)	3,700	3,767
		12,061
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,258
6.125% 12/1/27 (AMBAC Insured)	2,800	2,856
		4,114
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,702
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,794
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,137
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,373
		8,006
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,510
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,249
0% 6/1/17 (MBIA Insured)	2,800	1,848
0% 6/1/24 (MBIA Insured)	1,525	635
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	$ 1,300	$ 1,387
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,707
5.25% 1/1/11 (FSA Insured)	1,715	1,834
5% 1/1/10 (MBIA Insured)	2,000	2,081
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,669
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	485
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,414
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,350
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,064
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,067
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,303
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	879
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,101
5.75% 12/1/20 (MBIA Insured)	1,000	1,086
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,719
0% 12/1/12 (FGIC Insured)	6,830	5,821
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,737
Series 2001 C:
5.25% 1/1/16	3,000	3,131
5.25% 1/1/26 (FSA Insured)	2,200	2,248
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,265
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,424
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,077
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,587
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,035
0% 7/1/10	2,250	2,114
0% 7/1/12 (MBIA Insured)	4,000	3,442
		91,775
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	781
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,628
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,020
		5,429
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,040	2,044
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,048
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,084
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	861
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,955
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,120
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,600	$ 1,806
Series 2003 A, 5.5% 8/15/14	1,775	1,821
Series 2006 A, 5% 8/15/12	4,795	4,876
		17,799
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,264,353)	2,289,690
NET OTHER ASSETS - 1.9%	44,061
NET ASSETS - 100%	$ 2,333,751
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	1,570
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	(527)
		$ 62,000	$ 1,043
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,289,690	$ -	$ 2,289,690	$ -
Other Financial Instruments*	$ 1,043	$ -	$ 1,043	$ -
*Other financial instruments include swaps.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.4%
Escrowed/Pre-Refunded	12.4%
Special Tax	12.0%
Health Care	9.0%
Electric Utilities	8.7%
Transportation	8.8%
Others* (individually less than 5%)	10.7%
100.0%
*Includes net other assets
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,264,111,000. Net unrealized appreciation aggregated $25,579,000, of which $45,851,000 related to appreciated investment securities and $20,272,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

1.832282.102

ALIM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,295
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,213
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,350
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,037
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,884
5.5% 1/1/22	2,300	2,051
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,052
		17,882
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,139
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,142
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/20 (AMBAC Insured) (c)	2,365	2,484
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,158
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,148
		7,502
California - 14.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,329
5.5% 5/1/15 (AMBAC Insured)	2,600	2,809
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,318
Series A:
5% 7/1/09	5,000	5,168
5% 7/1/15	15,200	16,477
5% 7/1/15 (MBIA Insured)	6,100	6,630
5.25% 1/1/11	700	746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series A:
5.25% 7/1/13	$ 7,000	7,687
5.25% 7/1/13 (MBIA Insured)	10,300	11,364
5.25% 7/1/14	15,400	17,054
5.25% 7/1/14 (FGIC Insured)	9,700	10,713
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
5% 2/1/11	2,650	2,792
5% 10/1/13	1,550	1,667
5% 11/1/13	4,000	4,306
5% 3/1/15	3,000	3,219
5% 8/1/16	6,070	6,509
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,858
5% 3/1/26	2,200	2,195
5% 6/1/27 (AMBAC Insured)	1,800	1,813
5% 2/1/31 (MBIA Insured)	1,900	1,892
5% 8/1/33	4,300	4,209
5% 8/1/35	7,800	7,607
5.125% 11/1/24	1,900	1,942
5.125% 2/1/26	1,200	1,206
5.25% 2/1/11	4,000	4,241
5.25% 3/1/12	2,210	2,366
5.25% 2/1/15	5,000	5,361
5.25% 2/1/16	8,500	9,064
5.25% 2/1/27 (MBIA Insured)	1,605	1,630
5.25% 2/1/28	3,400	3,453
5.25% 11/1/29	1,200	1,219
5.25% 2/1/33	6,100	6,138
5.25% 12/1/33	110	110
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,436
5.25% 4/1/34	30	30
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,333
5.25% 3/1/38	12,700	12,768
5.5% 3/1/11	8,500	9,085
5.5% 4/1/13	1,400	1,530
5.5% 4/1/13 (AMBAC Insured)	1,000	1,108
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,456
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,344
5.5% 11/1/33	21,355	21,973
5.75% 10/1/10	2,200	2,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	$ 3,000	$ 3,129
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	16,596	9,636
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,353
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,701
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,078
Series 2005 K, 5% 11/1/16	7,195	7,632
5% 11/1/14 (FGIC Insured)	5,000	5,440
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,104
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,304
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,470
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,796
0% 1/15/27 (a)	1,000	873
5% 1/15/16 (MBIA Insured)	1,000	1,026
5.75% 1/15/40	1,600	1,532
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,316
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,297
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,461
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,607
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,720
5% 1/1/11 (FSA Insured) (e)	1,740	1,820
5% 1/1/12 (FSA Insured) (e)	1,835	1,928
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	$ 2,140	$ 2,271
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,173
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,606
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,493
5.25% 10/1/10	1,620	1,706
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,458
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,148
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	4,050	3,646
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,000	10,458
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	705
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,293
5% 5/15/16 (MBIA Insured)	6,880	7,547
		345,301
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,345
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,075
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,270
5% 11/15/14	1,165	1,207
Series F:
5% 11/15/13	1,285	1,333
5% 11/15/14	1,355	1,404
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,115
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	643
5% 7/1/12	675	668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	$ 2,550	$ 2,911
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,373
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,243
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,314
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,092
5.75% 12/15/22 (FGIC Insured)	1,000	1,079
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,010
		32,082
Connecticut - 0.3%
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,241
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,104
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,355
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,058
5.25% 6/1/10 (MBIA Insured)	1,980	2,008
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,925
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,342
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,281
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,553
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,837
		26,463
Florida - 5.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	394
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,286
5.25% 7/1/20 (MBIA Insured)	1,000	1,036
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,216
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,475
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,845
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,271
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	21,233
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,865
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,746
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	696
5.375% 7/1/28	3,375	3,483
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,499
Series B, 5% 11/15/17	1,200	1,218
Series G:
5% 11/15/12	1,000	1,037
5% 11/15/13	1,600	1,659
Series I, 5%, tender 11/16/09 (d)	5,000	5,077
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,849
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,685
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,825
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,986
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	2,042
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,406
5% 11/15/14	2,485	2,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	$ 1,000	$ 1,006
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,683
5.25% 6/1/24 (AMBAC Insured)	3,850	3,861
5.25% 6/1/25 (AMBAC Insured)	4,050	4,036
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	600
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,874
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,354
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,457
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,828
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,796
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,132
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,387
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,491
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,085
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,627
		136,651
Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,657
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,218
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,266
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,639
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,518
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,004
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,304
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (f)	$ 35	$ 41
6.6% 1/1/18 (MBIA Insured)	1,550	1,822
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,896
5% 9/15/14	3,000	2,966
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,800
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	874
		46,612
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,995
Illinois - 10.0%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,761
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	836
Series A, 0% 12/1/16 (FGIC Insured)	1,000	687
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,925
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,578
Series 2003 A:
5.25% 1/1/22 (MBIA Insured)	365	381
5.25% 1/1/22 (Pre-Refunded to 1/1/13 @ 100) (f)	635	698
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,304
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,450	5,973
Series A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,009
5.25% 1/1/33 (MBIA Insured)	775	778
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,472
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,595
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	$ 10,000	$ 10,381
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,171
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,407
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,039
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,999
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,856
5.5% 1/1/18 (FGIC Insured)	370	387
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,388
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,061
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,570
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,061
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,478
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,044
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,131
5.25% 11/15/28 (MBIA Insured)	600	613
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,799
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,843
0% 11/1/17	2,700	1,810
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,200
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,361
5.5% 5/1/13 (FGIC Insured)	1,000	1,103
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,105
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,094
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,661
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	$ 2,490	$ 2,717
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,439
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2007 B2, 6.49%, tender 4/7/08 (AMBAC Insured) (d)	1,000	1,000
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,094
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,233
5% 10/1/09	1,000	1,032
5% 10/1/10	1,235	1,302
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,966
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (MBIA Insured)	1,300	1,402
5.5% 8/1/10	1,400	1,496
5.5% 4/1/16 (FSA Insured)	1,000	1,078
5.5% 4/1/17 (MBIA Insured)	2,600	2,703
5.5% 2/1/18 (FGIC Insured)	1,000	1,064
5.6% 4/1/21 (MBIA Insured)	2,800	2,887
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,045
7% 5/15/22	5,000	5,136
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,703
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,081
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,689
Series W, 5% 6/15/13	3,430	3,445
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,547
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	35,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured) (c)	$ 2,000	$ 2,090
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,709
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,773
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,836
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,578
0% 12/1/14 (FSA Insured)	5,180	4,029
0% 12/1/15 (FSA Insured)	3,810	2,813
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,334
0% 12/1/10 (FSA Insured)	3,380	3,141
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,588
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,407
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,062
0% 6/15/16 (FGIC Insured)	2,050	1,445
0% 6/15/17 (FGIC Insured)	3,240	2,153
0% 6/15/20 (FGIC Insured)	1,400	768
5% 12/15/28 (MBIA Insured)	1,000	1,000
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,245
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,329
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,391
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,060
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	$ 1,300	$ 864
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	757
		233,850
Indiana - 3.8%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,073
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,251
5% 1/10/14 (FSA Insured)	1,180	1,289
5% 7/10/14 (FSA Insured)	1,215	1,334
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,487
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,327
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,094
5% 1/15/12 (MBIA Insured)	1,295	1,389
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,858
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,411
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,897
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,123
5.25% 7/15/16 (FSA Insured)	2,095	2,331
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,080
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,167
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)(d)	14,450	14,449
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,145
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,994
0% 12/1/17 (AMBAC Insured)	1,470	954
0% 6/1/18 (AMBAC Insured)	1,740	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	$ 1,110	$ 1,169
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,686
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,677
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,400
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,199
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,361
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,037
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,720
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,472
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,085
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,600
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,384
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,080
		87,608
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,197
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,261
5.25% 12/1/11 (MBIA Insured)	1,805	1,830
Series II, 5.5% 11/1/19	1,000	1,072
5.5% 11/1/20	1,000	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	$ 2,000	$ 2,009
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,595
		9,836
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,702
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,403
		4,105
Louisiana - 0.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,070
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,924
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,304
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,325
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,137
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,138
5% 12/1/29 (MBIA Insured)	2,000	1,775
5.25% 12/1/23 (MBIA Insured)	1,740	1,705
		18,378
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,949
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,127
5.25% 7/1/32 (AMBAC Insured)	2,080	2,115
		6,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	$ 1,300	$ 1,301
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	273
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	739
5% 1/1/13	750	779
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,406
6.375% 8/1/15	2,460	2,625
6.375% 8/1/16	2,570	2,737
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,969
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,311
5.75% 6/15/13	3,000	3,225
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	15,727
5.25% 8/1/22 (FSA Insured)	3,300	3,523
5.25% 8/1/23 (FSA Insured)	1,600	1,695
5.25% 8/1/24 (FSA Insured)	4,000	4,204
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,188
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,968
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,524
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,045
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,036
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,138
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	$ 3,280	$ 3,329
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		72,972
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,109
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,642
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,149
5% 9/30/12 (MBIA Insured)	1,500	1,624
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,447
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,079
3.768% 7/1/32 (FSA Insured) (d)	5,560	4,365
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	5,052
5.25% 7/1/14 (MBIA Insured)	2,600	2,856
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,409
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,991
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,070
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,742
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,204
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,050
5.5% 3/1/17	1,885	1,973
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,066
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	$ 1,500	$ 1,530
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,131
		66,722
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	572
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,038
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,528
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	5,960
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	406
5% 5/15/13	395	400
5% 5/15/14	250	252
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,426
		13,855
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,255
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,963
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,365
5% 8/15/13	1,500	1,562
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,316
		9,461
Missouri - 1.0%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,491
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	$ 1,000	$ 1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,084
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,438
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,571
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,575
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,130
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,019
		22,479
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,241
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,531
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,111
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,102
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,044
5% 7/1/14	1,000	1,046
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,439
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,977
		11,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	$ 2,400	$ 2,430
3.5%, tender 2/1/09 (d)(e)	2,600	2,620
		5,050
New Jersey - 1.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,725
Series B:
5% 2/15/13	2,210	2,237
5.25% 2/15/10	1,925	1,962
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,608
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,021
5.25% 3/1/15	3,000	3,324
5.25% 3/1/21 (MBIA Insured)	1,200	1,270
5.25% 3/1/23	1,500	1,563
5.25% 3/1/25	4,200	4,325
5.25% 3/1/26	4,700	4,817
Series 2005 P, 5.125% 9/1/28	1,100	1,116
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,221
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,382
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,664
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,079
		37,314
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,420
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,025	1,043
		3,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 13.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	$ 1,100	$ 1,162
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,970
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,216
5.75% 5/1/22 (FSA Insured)	2,240	2,421
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,232
5.75% 5/1/19 (FSA Insured)	5,590	6,148
5.75% 5/1/22 (FSA Insured)	8,525	9,222
5.75% 5/1/25 (FSA Insured)	1,715	1,827
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,728
5% 6/1/11	1,075	1,142
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,645
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,064
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,880
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 C, 5.5% 8/1/13	2,000	2,178
Series 2005 F1, 5.25% 9/1/14	3,600	3,922
Series 2005 G, 5% 8/1/14	6,500	6,984
Series 2005 J, 5% 3/1/12	3,020	3,203
Series 2005 K, 5% 8/1/11	6,000	6,367
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series E, 5% 8/1/13	11,760	12,610
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,060
Series J, 5.5% 6/1/19	2,315	2,460
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,167
5% 6/15/39	1,600	1,585
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	12,147
Series A:
5.5% 11/1/26 (b)	4,590	4,907
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
6% 11/1/28 (b)	$ 40,925	$ 44,448
Series B, 5.25% 2/1/29 (b)	3,800	3,986
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,693
5.75% 7/1/13 (AMBAC Insured)	1,100	1,187
Series C, 7.5% 7/1/10	3,265	3,447
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,595
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	855
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,042
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	1,100	1,113
4.875% 6/15/20	2,200	2,226
5% 6/15/15	775	785
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,106
Series 2008 A, 5.25% 11/15/36	8,800	8,866
Series A, 5%, tender 11/15/12 (d)	9,600	10,171
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,305
5.25% 1/1/27 (FSA Insured)	5,000	5,151
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,725
5% 4/1/14	1,500	1,643
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,823
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,165
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	3,005
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,163
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5% 6/1/11	$ 1,540	$ 1,543
5.25% 6/1/21 (AMBAC Insured)	2,200	2,265
5.25% 6/1/22 (AMBAC Insured)	3,450	3,526
5.5% 6/1/14	4,780	4,872
5.5% 6/1/15	9,900	10,235
5.5% 6/1/16	16,800	17,309
5.5% 6/1/17	1,900	1,970
5.5% 6/1/19	1,000	1,044
Series C1:
5.5% 6/1/14	3,900	3,975
5.5% 6/1/15	4,900	5,066
5.5% 6/1/16	1,600	1,670
5.5% 6/1/17	7,950	8,243
5.5% 6/1/18	17,165	17,888
5.5% 6/1/19	4,700	4,905
5.5% 6/1/20	800	831
5.5% 6/1/22	600	617
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,056
		323,439
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,234
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,654
		5,888
North Carolina - 0.8%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,713
5.25% 6/1/20 (AMBAC Insured)	1,520	1,606
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,514
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,679
5.75% 1/1/26	1,000	1,013
Series B, 6.125% 1/1/09	2,220	2,279
Series C, 5.25% 1/1/10	2,630	2,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
5.375% 1/1/10	$ 3,360	$ 3,490
6% 1/1/09	805	827
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,595	1,689
		18,537
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,993
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,011
5% 7/1/14	1,000	1,004
		6,008
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,754
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,789
6% 6/1/42	1,500	1,376
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,186
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,167
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,254
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,759
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,076
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	524
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,106
		15,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	$ 1,000	$ 889
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,122
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,102
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,404
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,346
5.5% 10/1/20 (FGIC Insured)	1,550	1,673
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,852
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,055
5% 12/15/14	850	897
		24,340
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	743
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,640
		2,383
Pennsylvania - 3.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,691
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,268
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/13	6,200	6,564
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,371
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,000
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,396
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,429
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,122
5% 12/15/13	1,155	1,150
Series B, 5% 12/15/13	3,115	3,101
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	671
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	427
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,966
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,611
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,925
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,675
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,480
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,325
6.5% 11/1/16 (e)	1,100	1,158
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,336
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,454
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,187
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,737
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,615
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,933
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,828
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,062
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 700	$ 712
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,211
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	1,997
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,363
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,728
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,582
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,459
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,042
		90,947
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,982
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,214
		17,196
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,179
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	668
		2,847
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,458
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,666
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,805
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	$ 680	$ 716
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	797
5% 12/1/19	2,040	2,142
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,275
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,133
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,441
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,215
5% 12/1/17	1,335	1,441
		26,436
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,128
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,241
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,481
		6,850
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,034
5% 12/15/11	3,285	3,301
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,326
6.25% 1/1/13 (MBIA Insured)	1,700	1,881
7.25% 1/1/10 (MBIA Insured)	8,000	8,640
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,849
5% 9/1/11 (MBIA Insured)	1,835	1,955
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A: - continued
5% 9/1/13 (MBIA Insured)	$ 2,010	$ 2,167
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,112
		27,265
Texas - 14.8%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,327
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	657
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,766
Series B:
6% 1/1/18	1,000	995
6% 1/1/19	1,335	1,312
Austin Independent School District 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,810
0% 11/15/12 (AMBAC Insured)	5,645	4,794
0% 5/15/17 (FGIC Insured)	1,900	1,257
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,086
5% 11/15/10 (MBIA Insured)	1,735	1,848
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,119
5.25% 2/15/42	6,000	6,089
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,073
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,305
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,360
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,652
5% 2/15/10	1,200	1,258
Boerne Independent School District 5.25% 2/1/35	1,300	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	$ 1,500	$ 1,632
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,884
5% 8/15/13	9,575	10,171
Clint Independent School District:
5.5% 8/15/18	190	205
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	898
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,494
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,636
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,649
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,659
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,205
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,166
Del Valle Independent School District 5.5% 2/1/11	1,350	1,454
Denton Independent School District 5% 8/15/33	5,300	5,277
DeSoto Independent School District 0% 8/15/18	2,195	1,380
Fort Worth Independent School District 5% 2/15/12	1,500	1,613
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,131
Gainesville Independent School District 5.25% 2/15/36	1,035	1,055
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,048
5.5% 2/15/12	2,180	2,292
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,241
Harlandale Independent School District:
5.5% 8/15/35	15	15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,487
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,616
0% 10/1/16 (MBIA Insured)	6,180	4,298
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,092
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,245
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	$ 3,300	$ 3,304
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,405
0% 8/15/10 (AMBAC Insured)	2,200	2,051
0% 8/15/15	2,000	1,503
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,402
0% 12/1/11 (AMBAC Insured)	8,250	7,326
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	968
0% 2/15/10	2,320	2,207
0% 2/15/16	1,250	913
Irving Independent School District Series A, 0% 2/15/16	1,035	750
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	685
Series A, 0% 8/15/12	1,590	1,375
Kermit Independent School District 5.25% 2/15/32	2,400	2,449
Klein Independent School District Series A:
5% 8/1/13	1,455	1,589
5% 8/1/14	5,110	5,611
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,296
Lewisville Independent School District 0% 8/15/08	5,000	4,967
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,465
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,512
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,151
Manor Independent School District 5.25% 8/1/34	2,000	2,042
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,454
5.5% 2/15/14	330	353
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,108
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,745
5.5% 2/15/18	145	153
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/19	$ 370	$ 388
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,335
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	6,992
Mesquite Independent School District 5.375% 8/15/11	430	434
Midway Independent School District 0% 8/15/19	1,400	829
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	556
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,836
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,106
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,011
5.5% 8/15/26 (FGIC Insured)	1,225	1,277
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,226
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,893
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,301
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,197
North Texas Tollway Auth. Rev. Series A, 6% 1/1/23 (c)	2,200	2,324
Northside Independent School District:
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,447
5.5% 2/15/13	1,090	1,168
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,319
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	573
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,090
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,079
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Prosper Independent School District:
5.125% 8/15/30	$ 1,400	$ 1,414
5.375% 8/15/33	7,340	7,610
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,296
Rockdale Independent School District 5.25% 2/15/37	2,020	2,045
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,119
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,469
5.625% 2/15/11	3,865	4,181
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,121
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,651
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,103
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,158
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,265
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,721
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,719
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,474
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,900
5.25% 2/1/14 (MBIA Insured)	1,835	2,018
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	702
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,084
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,387
South San Antonio Independent School District 5% 8/15/35	1,050	1,042
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,198
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,134
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District: - continued
5.375% 2/1/18	$ 480	$ 504
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,013
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,893
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,116
5.375% 8/1/10 (e)	1,915	2,026
5% 10/1/12	3,500	3,798
5% 4/1/13	1,000	1,087
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,729
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,043
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,422
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,156
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,435
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,737
Series B, 5.625% 7/15/21	2,010	2,075
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,364
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,162
Waller Independent School District:
5.5% 2/15/26	3,220	3,403
5.5% 2/15/33	4,160	4,310
5.5% 2/15/37	4,820	4,983
Waxahachie Independent School District:
0% 8/15/14	1,460	1,153
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,315
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,746
White Settlement Independent School District 5.75% 8/15/34	1,250	1,302
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District 0% 8/15/20	$ 1,000	$ 558
Ysleta Independent School District 0% 8/15/11	1,100	993
		346,211
Utah - 0.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,405
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,889
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (c)	3,700	3,767
		12,061
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,258
6.125% 12/1/27 (AMBAC Insured)	2,800	2,856
		4,114
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,702
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,794
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,137
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,373
		8,006
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,510
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,249
0% 6/1/17 (MBIA Insured)	2,800	1,848
0% 6/1/24 (MBIA Insured)	1,525	635
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	$ 1,300	$ 1,387
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,707
5.25% 1/1/11 (FSA Insured)	1,715	1,834
5% 1/1/10 (MBIA Insured)	2,000	2,081
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,669
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	485
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,414
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,350
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,064
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,067
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,303
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	879
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,101
5.75% 12/1/20 (MBIA Insured)	1,000	1,086
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,719
0% 12/1/12 (FGIC Insured)	6,830	5,821
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,737
Series 2001 C:
5.25% 1/1/16	3,000	3,131
5.25% 1/1/26 (FSA Insured)	2,200	2,248
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,265
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,424
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,077
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,587
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,035
0% 7/1/10	2,250	2,114
0% 7/1/12 (MBIA Insured)	4,000	3,442
		91,775
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	781
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,628
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,020
		5,429
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,040	2,044
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,048
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,084
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	861
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,955
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,120
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,600	$ 1,806
Series 2003 A, 5.5% 8/15/14	1,775	1,821
Series 2006 A, 5% 8/15/12	4,795	4,876
		17,799
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,264,353)	2,289,690
NET OTHER ASSETS - 1.9%	44,061
NET ASSETS - 100%	$ 2,333,751
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	1,570
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	(527)
		$ 62,000	$ 1,043
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,289,690	$ -	$ 2,289,690	$ -
Other Financial Instruments*	$ 1,043	$ -	$ 1,043	$ -
*Other financial instruments include swaps.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.4%
Escrowed/Pre-Refunded	12.4%
Special Tax	12.0%
Health Care	9.0%
Electric Utilities	8.7%
Transportation	8.8%
Others* (individually less than 5%)	10.7%
100.0%
*Includes net other assets
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,264,111,000. Net unrealized appreciation aggregated $25,579,000, of which $45,851,000 related to appreciated investment securities and $20,272,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2008

1.799874.104

FSN-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.3%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 0% 4/15/24		$ 620	560
Spansion, Inc. 2.25% 6/15/16 (g)		3,590	1,644
			2,204
Nonconvertible Bonds - 30.2%
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		3,480	3,080
Visteon Corp. 7% 3/10/14		4,790	2,994
			6,074
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,250	1,949
General Motors Corp.:
7.125% 7/15/13		4,745	3,654
7.2% 1/15/11		4,750	3,966
General Motors Nova Scotia Finance Co. 8.875% 7/10/23	GBP	715	952
			10,521
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,601
Hotels, Restaurants & Leisure - 1.4%
Cap Cana SA 9.625% 11/3/13 (g)		1,825	1,679
Carrols Corp. 9% 1/15/13		4,090	3,681
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,306
8% 11/15/13		2,055	1,911
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,691
6.5% 7/31/09		2,865	2,854
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,350
6.625% 7/15/15		2,040	1,760
6.75% 9/1/12		1,685	1,557
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 960	$ 874
6.875% 4/1/16		495	429
7.5% 6/1/16		1,760	1,593
8.5% 9/15/10		275	283
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,447
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		8,655	5,409
Scientific Games Corp. 6.25% 12/15/12		880	814
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,187
Six Flags, Inc.:
8.875% 2/1/10		7,175	4,879
9.625% 6/1/14		990	554
9.75% 4/15/13		6,645	3,788
Station Casinos, Inc.:
6.5% 2/1/14		8,149	4,889
6.625% 3/15/18		9,490	5,457
6.875% 3/1/16		8,492	5,010
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,734
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,378
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,034
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	789
9% 1/15/12		770	570
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,162	1,046
			72,953
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,175	2,197
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	767
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,364
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		6,405	6,997
CanWest Media, Inc. 8% 9/15/12		1,130	1,085
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		$ 14,194	$ 9,936
11% 10/1/15		1,155	803
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,770	3,450
10.25% 9/15/10		3,650	3,358
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		3,395	3,353
CSC Holdings, Inc.:
6.75% 4/15/12		2,445	2,359
7.625% 7/15/18		4,335	3,956
7.875% 2/15/18		5,485	5,046
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,024
7% 10/1/13		3,460	3,283
7.125% 2/1/16		24,025	22,343
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,959
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,177
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,173
8.25% 2/1/30		7,990	6,705
8.5% 7/15/29		7,865	6,720
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	785
PanAmSat Corp.:
9% 8/15/14		6,263	6,326
9% 6/15/16		2,925	2,954
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,315
10.375% 9/1/14 (g)		6,805	7,298
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,875
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		2,710	1,924
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		19,220	16,625
			143,193
Specialty Retail - 0.6%
AutoNation, Inc.:
6.2575% 4/15/13 (k)		940	761
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc.: - continued
7% 4/15/14		$ 1,300	$ 1,173
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		6,625	5,168
Claire's Stores, Inc.:
9.25% 6/1/15		5,195	3,260
9.625% 6/1/15 pay-in-kind		7,535	4,163
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	182
10% 11/1/14		8,590	7,495
11.375% 11/1/16		7,355	5,755
Toys 'R' US, Inc. 7.875% 4/15/13		2,375	1,793
			29,750
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	6,677
9.75% 1/15/15		5,185	5,133
			11,810
TOTAL CONSUMER DISCRETIONARY			279,866
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	142
16% 3/27/12 (g)		1,287	1,216
			1,358
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,070	2,379
9.5% 6/15/17		5,080	3,937
			6,316
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,685	1,706
Gruma SA de CV 7.75%		5,600	5,530
Hines Nurseries, Inc. 10.25% 10/1/11		520	328
Michael Foods, Inc. 8% 11/15/13		610	596
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,005	$ 952
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15		340	301
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,561
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,454
			15,428
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	258
Procter & Gamble Co. 4.875% 10/24/11	EUR	1,200	1,919
			2,177
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	674
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,875
TOTAL CONSUMER STAPLES			28,828
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,915
Complete Production Services, Inc. 8% 12/15/16		2,280	2,200
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,470	3,461
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,483
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,343
			15,402
Oil, Gas & Consumable Fuels - 3.2%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,997
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		3,570	3,624
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,222
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,737
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	4,054
8.875% 2/1/17		3,315	2,876
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	5,068
6.875% 11/15/20		6,675	6,475
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14		$ 1,135	$ 1,141
7.5% 6/15/14		1,115	1,143
7.625% 7/15/13		4,080	4,182
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		3,990	4,020
ENI SpA 4.75% 11/14/17	EUR	5,100	8,038
EXCO Resources, Inc. 7.25% 1/15/11		880	856
Forest Oil Corp. 8% 12/15/11		190	199
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	800	1,472
6.605% 2/13/18	EUR	1,050	1,486
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,428
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	253
Mariner Energy, Inc. 8% 5/15/17		1,280	1,235
Massey Energy Co. 6.875% 12/15/13		5,935	5,712
OPTI Canada, Inc. 7.875% 12/15/14		4,710	4,604
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,408
7.875% 11/1/26		5,250	5,198
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,048
5.75% 3/1/18 (g)		1,585	1,617
6.625% 6/15/35		2,285	2,348
6.625% 6/15/35 (g)		1,145	1,182
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,597
Petroleos de Venezuela SA:
5.25% 4/12/17		15,575	10,163
5.375% 4/12/27		17,180	9,879
Petroleum Development Corp. 12% 2/15/18 (g)		3,785	3,917
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,007	3,997
8.22% 4/1/17 (g)		6,966	7,088
Range Resources Corp. 7.375% 7/15/13		2,945	2,989
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,608
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,402
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,145	2,220
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,211
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.:
7% 10/15/28		$ 1,275	$ 1,270
7.5% 4/1/17		4,605	4,970
7.625% 4/1/37		1,550	1,623
8.375% 6/15/32		1,570	1,789
TNK-BP Finance SA:
6.125% 3/20/12		3,740	3,553
6.875% 7/18/11 (g)		4,190	4,122
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	317
8.875% 7/15/12		1,400	1,586
Venoco, Inc. 8.75% 12/15/11		3,460	3,149
W&T Offshore, Inc. 8.25% 6/15/14 (g)		4,750	4,513
YPF SA 10% 11/2/28		4,745	5,006
			167,592
TOTAL ENERGY			182,994
FINANCIALS - 5.8%
Capital Markets - 0.1%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	1,550	2,158
Macquarie Bank Ltd. 5.404% 6/20/13 (k)	EUR	900	1,420
Mizuho Capital Investment Europe 1 Ltd. 5.02% (k)	EUR	750	1,040
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		1,930	1,631
			6,249
Commercial Banks - 1.8%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,120	2,120
Allied Irish Banks PLC 5.158% 6/12/13 (k)	EUR	2,200	3,433
Banca Popolare di Bergamo 8.364% (k)	EUR	1,000	1,630
Banca Popolare di Lodi Investor Trust III 6.742% (k)	EUR	1,250	1,730
Bancaja Emisiones SA 4.625% (k)	EUR	1,575	1,680
Banco de Credito Del Peru 7.17% 10/15/22 (g)(k)	PEN	6,440	2,321
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (k)	EUR	1,250	1,832
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (k)	EUR	1,150	1,535
Caja Madrid SA 4.811% 10/17/16 (k)	EUR	1,500	2,231
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,660	1,668
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Credit Agricole SA 4.748% 9/30/08 (k)	EUR	1,250	$ 1,971
Development Bank of Philippines 8.375% (k)		4,715	4,892
DnB NOR Bank ASA 4.1529% 8/11/09 (k)	CAD	1,500	1,465
Eksportfinans AS 4.375% 9/20/10	EUR	4,100	6,527
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		6,910	6,927
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,945	1,974
Export-Import Bank of India 1.4769% 6/7/12 (k)	JPY	290,000	2,898
HBOS Treasury Services PLC 4.2671% 1/19/10 (k)	CAD	1,500	1,464
Intesa Sanpaolo SpA 6.375% 11/12/17 (k)	GBP	1,350	2,665
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,900	7,940
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		6,324	6,624
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		100	105
Natixis SA 4.552% 1/26/17 (k)	EUR	1,000	1,460
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		600	579
Rabobank Nederland 4.125% 4/4/12	EUR	9,500	14,834
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,624
Santander Issuances SA Unipersonal 5.75% 1/31/18 (k)	GBP	700	1,323
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	762
5.018% 3/28/18 (k)	EUR	1,150	1,590
Sumitomo Mitsui Banking Corp. 1.85% (k)	JPY	100,000	1,006
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,520	1,579
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,795	1,842
			92,231
Consumer Finance - 0.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	1,226
Ford Credit Europe PLC 7.875% 2/15/11	GBP	1,300	2,160
Ford Motor Credit Co. LLC:
7% 10/1/13		2,405	1,876
7.875% 6/15/10		2,415	2,106
9.875% 8/10/11		6,800	6,064
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GE Capital European Funding 4.75% 9/28/12	EUR	1,800	$ 2,808
General Motors Acceptance Corp.:
6.875% 9/15/11		3,325	2,552
6.875% 8/28/12		3,505	2,664
SLM Corp.:
4.756% 6/15/09 (k)	EUR	500	696
4.806% 12/15/10 (k)	EUR	1,000	1,265
			23,417
Diversified Financial Services - 2.0%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	3,850	6,119
BA Covered Bond 4.125% 4/5/12	EUR	5,050	7,812
Banca Italease SpA 4.574% 2/2/10 (k)	EUR	2,700	3,604
Broadgate PLC 6.6263% 10/5/25 (k)	GBP	865	1,581
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	14,966
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		2,340	2,007
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,487
Dexia Municipal Agency 4.5% 11/13/17	EUR	9,750	15,461
GE Capital UK Funding 5.875% 11/1/12	GBP	7,400	15,027
Getin Finance PLC 6.359% 5/13/09 (k)	EUR	650	994
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,691
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,822
KAR Holdings, Inc.:
8.75% 5/1/14		1,790	1,593
10% 5/1/15		1,880	1,654
NCO Group, Inc. 11.875% 11/15/14		2,660	2,075
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		13,300	13,582
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (k)		3,615	3,507
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	975
Sedna Finance Corp. 5.356% 3/15/16 (k)	EUR	1,150	490
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,800	2,731
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,500	5,269
			105,447
Insurance - 0.3%
Amlin PLC 6.5% 12/19/26 (k)	GBP	850	1,439
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Eureko BV 5.125% (k)	EUR	1,500	$ 2,001
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (k)	EUR	2,000	2,764
Groupama SA 6.298% (k)	EUR	750	990
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (k)	EUR	1,600	2,169
Novae Group plc 8.375% 4/27/17 (k)	GBP	400	752
Old Mutual plc 4.5% 1/18/17 (k)	EUR	1,000	1,400
Wuerttembergische Lebens AG 5.375% 6/1/26 (k)	EUR	800	1,190
			12,705
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	4,103
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	5,351
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,552
8.625% 1/15/12		3,610	3,709
			14,715
Real Estate Management & Development - 0.6%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13		2,070	1,879
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		4,745	3,855
Realogy Corp.:
10.5% 4/15/14		24,660	16,461
11% 4/15/14 pay-in-kind		15,265	8,701
12.375% 4/15/15		1,865	811
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,663
			33,370
Thrifts & Mortgage Finance - 0.2%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	6,000	9,631
Residential Capital Corp.:
6% 2/22/11		600	294
6.5975% 4/17/09 (k)		240	137
7.625% 11/21/08		480	331
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital LLC:
6.1925% 5/22/09 (k)		$ 1,440	$ 821
8% 6/1/12 (k)		1,800	882
			12,096
TOTAL FINANCIALS			300,230
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		1,860	1,883
Invacare Corp. 9.75% 2/15/15		1,380	1,383
			3,266
Health Care Providers & Services - 1.2%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		10,330	8,471
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,748
DaVita, Inc. 6.625% 3/15/13		470	458
HCA, Inc.:
9.125% 11/15/14		6,770	6,939
9.25% 11/15/16		6,600	6,815
9.625% 11/15/16 pay-in-kind		5,730	5,916
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,618
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,743
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	283
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	2,942
Tenet Healthcare Corp.:
9.25% 2/1/15		7,465	6,980
9.875% 7/1/14		13,115	12,623
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,643
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		510	388
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,875	6,600
			65,167
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,968
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 2,435	$ 24
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,628
			4,620
TOTAL HEALTH CARE			73,053
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. 10.25% 2/1/15		730	416
Orbimage Holdings, Inc. 14.2175% 7/1/12 (k)		2,250	2,363
			2,779
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		730	591
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	628
10% 8/15/08 (a)		1,130	45
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22 (g)		8,649	8,617
8.021% 8/10/22 (g)		4,135	3,845
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	34
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		1,250	38
8.875% 6/1/06 (a)		1,240	25
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,001	1,906
8.028% 11/1/17		940	846
			16,575
Building Products - 0.1%
Compagnie de St. Gobain 4.847% 4/11/12 (k)	EUR	1,100	1,633
NTK Holdings, Inc. 0% 3/1/14 (e)		5,440	2,666
			4,299
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	182
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,537
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,114
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,377
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.: - continued
9.25% 5/1/21		$ 250	$ 251
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,314
Mac-Gray Corp. 7.625% 8/15/15		850	808
Rental Service Corp. 9.5% 12/1/14		3,245	2,726
West Corp. 9.5% 10/15/14		7,760	6,945
			21,254
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,562
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,000	1,494
			3,056
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		930	781
General Cable Corp. 7.125% 4/1/17		610	586
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	822
			2,189
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,250	3,081
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (k)	GBP	950	1,709
			4,790
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,382
Cummins, Inc. 7.125% 3/1/28		2,195	2,102
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,195	1,064
9.5% 8/1/14		6,295	5,854
11.75% 8/1/16		4,630	4,121
			14,523
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	975	1,310
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	3,940
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,124
US Shipping Partners LP 13% 8/15/14		2,855	2,598
			9,972
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		$ 1,500	$ 1,384
7.625% 12/1/13		1,540	1,448
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,434
9.5% 10/1/08		1,715	1,758
TFM SA de CV 9.375% 5/1/12		5,360	5,574
			13,598
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	700	1,063
6.5% 2/27/19	GBP	550	942
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,088
VWR Funding, Inc. 10.25% 7/15/15		6,775	6,301
			9,394
TOTAL INDUSTRIALS			102,429
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,756
Lucent Technologies, Inc.:
6.45% 3/15/29		16,270	11,592
6.5% 1/15/28		7,485	5,333
Nortel Networks Corp.:
8.5075% 7/15/11 (k)		3,400	2,924
10.125% 7/15/13		3,370	3,092
10.75% 7/15/16		3,400	3,111
			28,808
Electronic Equipment & Instruments - 0.3%
NXP BV 9.5% 10/15/15		12,455	10,275
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		7,935	7,915
			18,190
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Ceridian Corp.:
11.25% 11/15/15 (g)		$ 3,235	$ 2,782
12.25% 11/15/15 pay-in-kind (g)		2,945	2,444
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,445
8.25% 7/1/11		620	618
8.625% 4/1/13		1,080	1,091
8.75% 7/15/18		4,640	4,814
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,872
Unisys Corp.:
8% 10/15/12		755	649
12.5% 1/15/16		2,625	2,586
			35,301
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		10,920	10,756
Xerox Corp. 7.625% 6/15/13		11,435	11,778
			22,534
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		7,360	7,084
ASML Holding NV 5.75% 6/13/17	EUR	2,600	3,440
Avago Technologies Finance Ltd.:
8.5756% 6/1/13 (k)		840	838
10.125% 12/1/13		3,305	3,503
11.875% 12/1/15		5,285	5,602
Freescale Semiconductor, Inc.:
8.875% 12/15/14		21,825	17,078
9.125% 12/15/14 pay-in-kind		27,310	19,904
10.125% 12/15/16		5,390	3,638
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.05% 12/15/11 (k)		670	476
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,141
Viasystems, Inc. 10.5% 1/15/11		5,785	5,554
			69,258
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	624
TOTAL INFORMATION TECHNOLOGY			174,715
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 2.7%
Chemicals - 0.6%
Bayer AG 4.698% 4/10/10 (k)	EUR	1,100	$ 1,715
Georgia Gulf Corp. 9.5% 10/15/14		1,135	880
Huntsman LLC 11.625% 10/15/10		641	678
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,271
MacDermid, Inc. 9.5% 4/15/17 (g)		450	410
Momentive Performance Materials, Inc.:
9.75% 12/1/14		7,520	6,749
10.125% 12/1/14 pay-in-kind		8,290	7,171
11.5% 12/1/16		5,330	4,077
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,573
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,440	1,440
			29,964
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	837
Berry Plastics Holding Corp.:
8.875% 9/15/14		4,565	3,972
10.25% 3/1/16		3,380	2,603
BWAY Corp. 10% 10/15/10		2,380	2,255
Constar International, Inc. 11% 12/1/12		2,665	1,599
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,078
8% 4/15/23		4,615	4,280
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	3,002
8.25% 5/15/13		1,755	1,825
Tekni-Plex, Inc. 10.875% 8/15/12		1,300	1,346
Vitro SAB de CV:
8.625% 2/1/12		8,660	7,924
9.125% 2/1/17		2,000	1,650
			34,371
Metals & Mining - 1.4%
Aleris International, Inc. 9% 12/15/14		2,510	1,832
CAP SA 7.375% 9/15/36 (g)		1,550	1,485
Compass Minerals International, Inc. 0% 6/1/13 (e)		3,710	3,821
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		975	972
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	5,067
CSN Islands X Corp. (Reg. S) 9.5%		635	665
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Evraz Group SA 8.25% 11/10/15 (Reg. S)		$ 3,515	$ 3,445
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,360	3,562
10.625% 9/1/16 (g)		7,865	8,750
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,873
8.375% 4/1/17		10,740	11,384
8.3944% 4/1/15 (k)		6,850	6,747
Gerdau SA 8.875% (g)		3,190	3,373
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,861
Ispat Inland ULC 9.75% 4/1/14		1,385	1,489
PNA Intermediate Holding Corp. 10.065% 2/15/13 pay-in-kind (k)		1,510	1,208
RathGibson, Inc. 11.25% 2/15/14		2,510	2,447
			72,283
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		3,800	3,838
Glatfelter 7.125% 5/1/16		510	497
NewPage Corp. 9.4894% 5/1/12 (k)		2,460	2,423
			6,758
TOTAL MATERIALS			143,376
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.4%
Citizens Communications Co.:
7.875% 1/15/27		3,340	2,856
9% 8/15/31		7,190	6,291
Deutsche Telekom International Finance BV 6.625% 7/11/11 (k)	EUR	700	1,148
Embarq Corp.:
7.082% 6/1/16		1,029	974
7.995% 6/1/36		7,540	6,886
Indosat Finance Co. BV 7.75% 11/5/10		2,665	2,705
Intelsat Ltd.:
9.25% 6/15/16		4,365	4,409
11.25% 6/15/16		10,960	11,124
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc. 8.75% 2/15/17		$ 5,065	$ 3,811
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	4,797
NTL Cable PLC:
8.75% 4/15/14		5,280	4,712
9.125% 8/15/16		1,695	1,542
Qwest Corp. 7.5% 10/1/14		680	660
Telecom Egypt SAE 9.672% 2/4/10 (k)	EGP	4,030	757
U.S. West Communications:
6.875% 9/15/33		15,745	12,596
7.25% 10/15/35		2,490	2,067
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	6,936
			74,271
Wireless Telecommunication Services - 1.8%
American Tower Corp. 7.125% 10/15/12		6,245	6,386
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	9,816
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,011
Cricket Communications, Inc.:
9.375% 11/1/14		6,550	6,190
9.375% 11/1/14 (g)		2,215	2,093
Digicel Group Ltd. 9.25% 9/1/12 (g)		2,370	2,352
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13		2,970	3,000
8.625% 1/15/15 (k)		3,665	3,702
MetroPCS Wireless, Inc. 9.25% 11/1/14		11,350	10,442
Millicom International Cellular SA 10% 12/1/13		17,905	19,069
Nextel Communications, Inc.:
5.95% 3/15/14		6,600	4,884
7.375% 8/1/15		9,295	7,157
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		4,725	4,182
Telecom Personal SA 9.25% 12/22/10 (g)		9,375	9,644
			91,928
TOTAL TELECOMMUNICATION SERVICES			166,199
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 2.4%
Electric Utilities - 1.1%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	900	$ 1,314
AES Gener SA 7.5% 3/25/14		4,920	5,191
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,201
Edison Mission Energy:
7.5% 6/15/13		8,105	8,287
7.75% 6/15/16		4,535	4,694
Energy Future Holdings:
10.875% 11/1/17 (g)		13,010	13,140
11.25% 11/1/17 pay-in-kind (g)		6,790	6,688
Intergen NV 9% 6/30/17 (g)		6,890	7,131
National Power Corp. 6.875% 11/2/16 (g)		4,900	4,949
			55,595
Gas Utilities - 0.7%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		7,990	6,991
6.875% 11/4/11 (Reg. S)		6,220	6,096
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,436
8% 3/1/32		7,365	8,102
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		7,130	5,740
			36,365
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 10/15/15		4,740	4,776
8% 10/15/17		11,840	11,944
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	697
6.4% 7/15/06 (c)		5,595	951
6.625% 11/15/05 (c)		3,510	597
6.725% 11/17/08 (c)(k)		1,090	196
6.75% 8/1/09 (c)		880	150
6.875% 10/15/07 (c)		2,120	360
6.95% 7/15/28 (c)		1,920	346
7.125% 5/15/07 (c)		375	64
7.375% 5/15/19 (c)		2,200	374
7.875% 6/15/03 (c)		375	64
9.125% 4/1/03 (c)		80	14
9.875% 6/5/03 (c)		345	59
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
7.25% 2/1/14		$ 590	$ 580
7.375% 2/1/16		1,070	1,043
Reliant Energy, Inc.:
7.625% 6/15/14		4,150	4,109
7.875% 6/15/17		3,300	3,300
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,447	1,360
			30,984
Multi-Utilities - 0.0%
Utilicorp United, Inc. 9.95% 2/1/11 (k)		50	52
Veolia Environnement 6.125% 10/29/37	GBP	650	1,240
			1,292
TOTAL UTILITIES			124,236
TOTAL NONCONVERTIBLE BONDS			1,575,926
TOTAL CORPORATE BONDS (Cost $1,652,339)			1,578,130
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 3.3%
Fannie Mae:
3.25% 2/10/10		9,259	9,421
3.625% 2/12/13		14,105	14,349
3.875% 12/10/09		43,980	45,148
4.25% 5/15/09		5,570	5,693
4.75% 11/19/12		7,000	7,470
4.875% 5/18/12		5,000	5,351
5.125% 9/2/08		1,730	1,749
6% 5/15/11		21,010	22,970
Federal Home Loan Bank:
4.5% 10/14/08		575	582
5.8% 9/2/08		550	558
Freddie Mac:
3.5% 5/29/13		23,800	23,958
3.625% 9/15/08		14,865	14,949
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.875% 2/17/09		$ 8,234	$ 8,418
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,717
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,942
4.974% 8/15/13		2,110	2,271
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,327	1,343
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			174,889
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		26,001	27,984
U.S. Treasury Obligations - 17.5%
U.S. Treasury Bonds:
6.125% 8/15/29		95,100	119,076
6.25% 8/15/23 (j)		61,750	76,006
U.S. Treasury Notes:
1.75% 3/31/10 (h)		98,015	98,218
2% 2/28/10 (h)		137,233	138,164
2.125% 1/31/10		4,073	4,108
2.75% 2/28/13 (h)		190,387	192,873
3.5% 2/15/18		10,750	10,812
4.25% 8/15/15		63,000	68,636
4.25% 11/15/17		39,000	41,611
4.5% 4/30/12		6,500	7,062
4.625% 7/31/12		4,000	4,373
4.75% 8/15/17		137,980	152,662
TOTAL U.S. TREASURY OBLIGATIONS			913,601
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,086,377)			1,116,474
U.S. Government Agency - Mortgage Securities - 12.3%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 9.3%
3.599% 9/1/33 (k)		$ 587	$ 586
3.718% 6/1/33 (k)		1,842	1,843
3.785% 6/1/33 (k)		1,995	1,987
3.887% 5/1/33 (k)		645	643
3.908% 5/1/34 (k)		1,010	1,010
3.928% 9/1/33 (k)		1,841	1,840
3.935% 5/1/34 (k)		706	706
3.957% 8/1/33 (k)		793	793
3.964% 9/1/33 (k)		1,095	1,093
3.999% 4/1/34 (k)		1,892	1,894
4% 9/1/13 to 5/1/20		4,280	4,200
4% 3/1/34 (k)		1,750	1,752
4.025% 3/1/34 (k)		3,503	3,503
4.026% 6/1/34 (k)		1,502	1,501
4.114% 4/1/34 (k)		2,188	2,184
4.116% 5/1/34 (k)		1,811	1,810
4.175% 9/1/33 (k)		1,194	1,193
4.189% 11/1/34 (k)		1,904	1,901
4.191% 6/1/34 (k)		1,685	1,685
4.255% 6/1/33 (k)		1,882	1,882
4.269% 8/1/33 (k)		791	789
4.31% 1/1/35 (k)		1,654	1,673
4.343% 10/1/19 (k)		211	213
4.373% 1/1/34 (k)		2,172	2,170
4.405% 10/1/33 (k)		876	889
4.428% 11/1/33 (k)		222	222
4.44% 1/1/34 (k)		926	923
4.457% 8/1/35 (k)		2,748	2,738
4.473% 12/1/34 (k)		105	106
4.487% 1/1/35 (k)		1,021	1,035
4.49% 3/1/35 (k)		4,844	4,853
4.5% 3/1/18 to 10/1/18		5,106	5,122
4.558% 5/1/35 (k)		2,372	2,371
4.571% 1/1/35 (k)		1,615	1,638
4.612% 2/1/36 (k)		2,430	2,453
4.641% 8/1/35 (k)		1,981	1,995
4.644% 10/1/34 (k)		607	615
4.668% 6/1/35 (k)		633	633
4.687% 9/1/34 (k)		2,551	2,586
4.692% 2/1/35 (k)		2,708	2,750
4.709% 8/1/35 (k)		937	937
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.717% 2/1/35 (k)		$ 1,282	$ 1,302
4.721% 12/1/35 (k)		6,553	6,638
4.733% 5/1/35 (k)		1,169	1,171
4.75% 7/1/35 (k)		670	681
4.759% 8/1/34 (k)		3,011	3,013
4.76% 1/1/35 (k)		904	916
4.764% 3/1/35 (k)		1,059	1,076
4.769% 7/1/35 (k)		649	660
4.772% 12/1/35 (k)		679	681
4.788% 6/1/35 (k)		1,308	1,328
4.788% 7/1/35 (k)		848	862
4.807% 4/1/35 (k)		1,802	1,810
4.826% 9/1/34 (k)		778	789
4.832% 10/1/34 (k)		1,801	1,825
4.835% 9/1/34 (k)		1,740	1,763
4.845% 1/1/35 (k)		661	664
4.85% 7/1/34 (k)		902	906
4.854% 7/1/35 (k)		1,136	1,156
4.883% 5/1/35 (k)		295	300
4.884% 11/1/35 (k)		1,814	1,823
4.885% 10/1/35 (k)		252	252
4.904% 3/1/33 (k)		536	544
4.932% 8/1/34 (k)		1,740	1,764
4.95% 8/1/34 (k)		900	912
4.952% 3/1/35 (k)		980	996
4.971% 2/1/35 (k)		1,005	1,022
4.981% 11/1/35 (k)		1,470	1,475
4.996% 2/1/34 (k)		1,390	1,419
5% 2/1/14 to 2/1/38		179,389	177,875
5% 4/1/23 (i)		21,000	21,197
5% 1/1/38 (i)		26,000	25,744
5.019% 12/1/32 (k)		1,387	1,410
5.019% 5/1/35 (k)		2,550	2,597
5.037% 10/1/35 (k)		1,173	1,197
5.087% 7/1/34 (k)		321	325
5.097% 5/1/35 (k)		296	296
5.106% 10/1/35 (k)		668	682
5.128% 8/1/34 (k)		1,156	1,173
5.131% 10/1/35 (k)		694	707
5.137% 8/1/36 (k)		4,380	4,403
5.165% 3/1/36 (k)		2,269	2,317
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.204% 7/1/35 (k)		$ 2,697	$ 2,753
5.21% 5/1/35 (k)		971	990
5.264% 12/1/36 (k)		464	473
5.278% 7/1/35 (k)		5,013	5,112
5.294% 4/1/36 (k)		895	906
5.305% 3/1/36 (k)		6,136	6,278
5.312% 7/1/35 (k)		368	375
5.326% 2/1/36 (k)		147	148
5.357% 1/1/36 (k)		2,092	2,105
5.37% 2/1/36 (k)		1,380	1,389
5.37% 2/1/37 (k)		505	516
5.372% 3/1/37 (k)		6,412	6,528
5.395% 2/1/37 (k)		2,467	2,517
5.459% 2/1/37 (k)		3,415	3,493
5.485% 6/1/47 (k)		394	402
5.5% 5/1/08 to 6/1/20 (i)		46,397	47,696
5.523% 11/1/36 (k)		818	832
5.59% 2/1/36 (k)		590	605
5.616% 4/1/37 (k)		2,277	2,326
5.649% 4/1/36 (k)		2,289	2,349
5.665% 6/1/36 (k)		1,384	1,419
5.788% 5/1/36 (k)		549	563
5.79% 3/1/36 (k)		4,688	4,813
5.796% 1/1/36 (k)		335	344
5.826% 5/1/36 (k)		3,472	3,566
5.865% 6/1/35 (k)		2,143	2,198
5.884% 9/1/36 (k)		982	1,002
5.893% 12/1/36 (k)		859	885
5.923% 5/1/36 (k)		1,522	1,563
5.966% 5/1/36 (k)		557	574
6% 5/1/12 to 6/1/30		16,289	16,855
6.011% 4/1/36 (k)		9,247	9,510
6.104% 3/1/37 (k)		942	973
6.159% 4/1/36 (k)		968	997
6.224% 6/1/36 (k)		149	152
6.226% 3/1/37 (k)		295	305
6.5% 5/1/12 to 9/1/32		4,122	4,300
7.5% 5/1/37		720	762
TOTAL FANNIE MAE			486,962
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - 3.0%
3.378% 7/1/33 (k)		$ 1,609	$ 1,600
3.986% 5/1/33 (k)		2,445	2,446
4% 5/1/19 to 11/1/20		4,542	4,427
4.004% 4/1/34 (k)		2,974	2,958
4.079% 7/1/35 (k)		1,252	1,248
4.17% 1/1/35 (k)		2,642	2,641
4.5% 2/1/18 to 8/1/33		5,552	5,540
4.641% 6/1/33 (k)		791	785
4.679% 5/1/35 (k)		1,688	1,679
4.697% 9/1/36 (k)		596	596
4.787% 2/1/36 (k)		245	248
4.807% 3/1/35 (k)		529	535
4.869% 10/1/35 (k)		1,071	1,077
4.949% 10/1/36 (k)		1,109	1,121
5% 3/1/18 to 7/1/19		16,860	17,153
5.022% 4/1/35 (k)		94	96
5.025% 4/1/35 (k)		1,974	2,012
5.027% 1/1/37 (k)		4,609	4,677
5.031% 7/1/35 (k)		2,965	3,008
5.112% 4/1/35 (k)		2,014	2,022
5.117% 7/1/35 (k)		807	823
5.267% 2/1/36 (k)		60	61
5.276% 12/1/33 (k)		2,009	2,013
5.332% 9/1/35 (k)		627	639
5.43% 3/1/37 (k)		383	389
5.493% 1/1/36 (k)		703	718
5.5% 8/1/14 to 6/1/20		31,741	32,612
5.515% 4/1/37 (k)		491	501
5.591% 3/1/36 (k)		3,846	3,929
5.754% 5/1/37 (k)		4,312	4,404
5.763% 10/1/35 (k)		259	265
5.77% 1/1/36 (k)		351	358
5.778% 3/1/37 (k)		2,040	2,079
5.794% 4/1/37 (k)		1,976	2,018
5.816% 5/1/37 (k)		2,398	2,449
5.829% 5/1/37 (k)		649	662
5.85% 5/1/37 (k)		369	376
5.851% 6/1/37 (k)		1,458	1,491
5.945% 4/1/36 (k)		5,018	5,146
6% 7/1/16 to 2/1/19		7,675	7,979
6.016% 6/1/36 (k)		672	689
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.042% 1/1/37 (k)		$ 1,786	$ 1,823
6.124% 12/1/36 (k)		4,581	4,679
6.141% 2/1/37 (k)		580	595
6.188% 7/1/36 (k)		2,558	2,634
6.224% 5/1/36 (k)		557	573
6.257% 6/1/37 (k)		400	412
6.342% 7/1/36 (k)		713	735
6.417% 6/1/37 (k)		153	158
6.487% 9/1/36 (k)		3,419	3,532
6.5% 11/1/09 to 3/1/36		12,558	13,109
6.656% 8/1/37 (k)		1,095	1,132
7.581% 4/1/37 (k)		160	165
TOTAL FREDDIE MAC			155,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $628,994)			641,979
Asset-Backed Securities - 0.6%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.853% 5/25/16 (k)	EUR	400	583
Series 2007-1:
Class B, 4.934% 3/25/17 (k)	EUR	1,000	1,516
Class C, 5.114% 3/25/17 (k)	EUR	700	1,036
Auto ABS Compartiment Series 2006-1 Class B, 4.538% 7/25/17 (k)	EUR	1,000	1,429
Clock Finance BV Series 2007-1:
Class B2, 4.543% 2/25/15 (k)	EUR	600	827
Class C2, 4.723% 2/25/15 (k)	EUR	300	395
FCC SPARC Series 2007-1 Class D, 6.776% 7/15/10 (k)	EUR	500	774
GELDI Series 2005-TS Class 1A, 4.738% 12/10/12 (k)	EUR	4,000	6,300
Geldilux Ltd. Series 2007-TS Class C, 5.13% 9/8/14 (k)	EUR	350	478
GLS Ltd. Series 2006-1 Class C, 5.076% 7/15/14 (k)	EUR	400	592
Greene King Finance PLC Series A1, 6.3388% 6/15/31 (k)	GBP	1,000	1,806
Lambda Finance BV Series 2005-1X Class C1, 6.2713% 11/15/29 (k)	GBP	500	876
Leek Finance PLC:
Series 17X Class A2A, 6.235% 12/21/37 (k)	GBP	225	429
Series 18X Class BC, 5.064% 9/21/38 (k)	EUR	600	772
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.678% 1/30/40 (k)	EUR	350	$ 524
Class D, 4.878% 1/30/40 (k)	EUR	500	736
Metrix Funding PLC Series 1X Class A2, 4.563% 2/10/19 (k)	EUR	4,000	6,085
Prime Bricks Series 2007-1:
Class B, 4.678% 1/30/40 (k)	EUR	450	676
Class C, 4.878% 1/30/40 (k)	EUR	450	661
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.099% 3/10/17 (k)	EUR	1,000	1,285
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (k)	EUR	1,300	1,934
Sedna Finance Corp. 5.284% 12/23/14 (k)	EUR	500	213
Southern Gas Networks PLC Class A1, 4.686% 10/21/10 (k)	EUR	300	463
Stichting Mars Series 2006 Class C, 4.692% 8/28/14 (k)	EUR	900	1,208
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	121
Volkswagen Car Lease Series 9 Class B, 4.477% 4/21/12 (Reg. S) (k)	EUR	376	581
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (k)	GBP	653	1,037
TOTAL ASSET-BACKED SECURITIES (Cost $30,300)			33,337
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 0.4%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 4.625% 2/17/52 (k)	EUR	650	888
Series 2006-1X Class 2C, 4.705% 2/17/52 (k)	EUR	800	1,232
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.021% 4/12/56 (k)	EUR	550	771
B-Arena NV Series 2006-1 Class A, 4.511% 4/22/44 (k)	EUR	4,000	6,189
EPIC PLC Series BROD Class D, 4.891% 1/22/16 (k)	EUR	375	559
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 4.628% 11/20/56 (k)	EUR	1,200	1,669
Series 2007-1X Class 2D2, 4.984% 11/20/56 (k)	EUR	1,000	1,458
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.426% 7/15/40 (k)	EUR	500	784
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - continued
Interstar Millennium Trust Series 2004-4E Class A1, 4.534% 11/14/36 (k)	EUR	251	$ 393
RMAC PLC Series 2005-NS4X Class M2A, 6.33% 12/12/43 (k)	GBP	1,600	2,944
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.07% 6/12/44 (k)	GBP	1,250	2,225
Shield BV Series 1 Class C, 5.043% 1/20/14 (k)	EUR	1,400	2,001
TOTAL PRIVATE SPONSOR			21,113
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2007-95 Class A1, 2.8488% 8/27/36 (k)		9,328	9,263
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	8,124
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,182	1,207
Series 2002-11:
Class QC, 5.5% 3/25/17		2,830	2,890
Class UC, 6% 3/25/17		2,096	2,165
Series 2002-18 Class PC, 5.5% 4/25/17		3,550	3,630
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,217
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,837
Series 2002-9 Class PC, 6% 3/25/17		202	208
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,400
Class PE, 4% 11/25/18		1,360	1,311
Series 2003-122 Class OL, 4% 12/25/18		1,000	969
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,297
Series 2003-70 Class BJ, 5% 7/25/33		815	786
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,813
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,777
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,272
Class KD, 4.5% 7/25/18		2,721	2,752
Series 2005-52 Class PB, 6.5% 12/25/34		3,632	3,746
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		705	722
Series 2003-18 Class EY, 5% 6/25/17		2,903	2,942
Series 2004-95 Class AN, 5.5% 1/25/25		1,826	1,861
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2005-117, Class JN, 4.5% 1/25/36		$ 735	$ 665
Series 2005-29 Class KA, 4.5% 2/25/35		4,756	4,473
Series 2005-47 Class AK, 5% 6/25/20		6,980	7,012
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,225
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		361	370
Series 2115 Class PE, 6% 1/15/14		154	159
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 3.3175% 1/15/30 (k)		5,203	5,169
Series 2630 Class FL, 3.3175% 6/15/18 (k)		92	93
Series 2861 Class GF, 3.1175% 1/15/21 (k)		3,167	3,152
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		756	779
Series 2378 Class PE, 5.5% 11/15/16		7,304	7,481
Series 2381 Class OG, 5.5% 11/15/16		605	620
Series 2390 Class CH, 5.5% 12/15/16		1,962	2,009
Series 2425 Class JH, 6% 3/15/17		1,046	1,082
Series 2628:
Class OE, 4.5% 6/15/18		1,420	1,429
Class OP, 3.5% 11/15/13		645	642
Series 2695 Class DG, 4% 10/15/18		3,475	3,367
Series 2770 Class UD, 4.5% 5/15/17		5,095	5,168
Series 2831 Class PB, 5% 7/15/19		3,590	3,618
Series 2866 Class XE, 4% 12/15/18		4,004	4,001
Series 2996 Class MK, 5.5% 6/15/35		772	794
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,061	1,089
Series 2467 Class NB, 5% 7/15/17		1,405	1,427
Series 2546 Class C, 5% 12/15/17		2,330	2,362
Series 2564 Class HJ, 5% 2/15/18		2,000	2,018
Series 2569 Class HB, 5% 9/15/16		4,542	4,603
Series 2570 Class CU, 4.5% 7/15/17		299	300
Series 2572 Class HK, 4% 2/15/17		432	431
Series 2617 Class GW, 3.5% 6/15/16		326	326
Series 2627:
Class BG, 3.25% 6/15/17		200	195
Class KP, 2.87% 12/15/16		205	200
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2685 Class ND, 4% 10/15/18		$ 1,570	$ 1,522
Series 2773 Class TA, 4% 11/15/17		2,553	2,557
Series 2849 Class AL, 5% 5/15/18		1,327	1,347
Series 2860 Class CP, 4% 10/15/17		370	370
Series 2930 Class KT, 4.5% 2/15/20		7,035	6,794
Series 2937 Class HJ, 5% 10/15/19		1,430	1,452
Series 3266:
Class C, 5% 2/15/20		1,343	1,363
Class D, 5% 1/15/22		13,435	13,495
Series 3401 Class EB, 5% 12/15/22		1,585	1,551
Series 2715 Class NG, 4.5% 12/15/18		1,000	992
Series 2863 Class DB, 4% 9/15/14		226	224
Series 2975 Class NA, 5% 7/15/23		1,134	1,149
TOTAL U.S. GOVERNMENT AGENCY			166,264
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $181,796)			187,377
Commercial Mortgage Securities - 0.4%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.7831% 1/15/17 (k)	GBP	650	1,176
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (k)	GBP	850	1,340
European Property Capital Series 4 Class C, 5.8525% 7/20/14 (k)	GBP	270	503
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (k)	EUR	1,174	1,808
JLOC 36 LLC Reg. S Class B, 1.1313% 2/16/16 (k)	JPY	86,500	853
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (k)	JPY	84,360	837
Opera Finance (CMH) PLC Class B, 4.876% 1/15/15 (k)	EUR	1,100	1,612
Opera Finance PLC 6.5294% 7/31/13 (k)	GBP	1,474	2,801
Paris Prime Community Real Estate Series 2006-1 Class B, 4.903% 4/22/14 (g)(k)	EUR	1,000	1,438
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.4931% 7/15/16 (k)	GBP	2,000	3,454
Rivoli Pan Europe PLC Series 2006-1 Class B 4.654% 8/3/18 (k)	EUR	550	749
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Silver Maple Investment Co. Ltd. Class 2A, 4.765% 4/30/14 (k)	EUR	700	$ 1,003
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (k)	EUR	1,000	1,247
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,381)			18,821
Foreign Government and Government Agency Obligations - 20.6%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	13,870	2,580
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,588	2,951
3% 4/30/13 (k)		15,814	12,958
3.092% 8/3/12 (k)		8,163	6,919
7% 3/28/11		51,900	46,909
7% 9/12/13		35,485	29,110
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,046
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0
value recovery B rights 1/2/21 (l)		1,250,000	0
Brazilian Federative Republic:
6% 9/15/13		2,017	2,014
7.125% 1/20/37		4,480	4,825
8.25% 1/20/34		5,480	6,562
8.75% 2/4/25		4,224	5,196
10% 1/1/10	BRL	2,309	1,251
12.25% 3/6/30		7,415	12,309
12.75% 1/15/20		3,825	5,948
British Columbia Province 5.7% 6/18/29	CAD	10,000	11,219
Canadian Government:
3.75% 6/1/12	CAD	59,200	59,563
4% 6/1/17	CAD	55,000	55,948
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,957	1,855
warrants 11/15/20 (a)(l)		2,750	635
Chilean Republic 5.5% 1/15/13		1,615	1,708
Colombian Republic:
7.375% 9/18/37		5,100	5,470
11.75% 2/25/20		1,525	2,249
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		2,625	2,369
Dominican Republic:
5.7188% 8/30/24 (k)		3,468	3,368
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Dominican Republic: - continued
9.04% 1/23/18 (g)		$ 6,509	$ 6,867
9.5% 9/27/11		2,817	2,950
Ecuador Republic:
10% 8/15/30 (Reg. S)		8,390	8,138
euro par 5% 2/28/25		1,450	986
French Republic:
stripped principal 0% 10/25/17		42,000	44,880
3.15% 7/25/32	EUR	4,458	8,308
3.75% 1/12/13	EUR	15,000	23,639
5.5% 4/25/29	EUR	5,830	10,275
Gabonese Republic 8.2% 12/12/17 (g)		8,550	8,978
German Federal Republic:
3.75% 1/4/15	EUR	27,400	43,191
4% 12/11/09	EUR	29,500	46,846
4% 1/4/37	EUR	22,150	31,890
Ghana Republic 8.5% 10/4/17 (g)		5,515	5,729
Greek Government 4.1% 8/20/12	EUR	7,500	11,832
Indonesian Republic:
6.625% 2/17/37 (g)		3,015	2,789
6.75% 3/10/14 (Reg. S)		2,340	2,457
6.875% 1/17/18 (g)		1,650	1,733
7.5% 1/15/16 (g)		1,590	1,725
7.75% 1/17/38 (g)		3,310	3,426
8.5% 10/12/35		2,235	2,514
Islamic Republic of Pakistan:
6.75% 2/19/09		7,725	7,628
7.125% 3/31/16 (g)		2,900	2,523
Italian Republic:
4% 2/1/37	EUR	7,000	9,509
4.25% 10/15/12	EUR	7,500	11,982
6% 5/1/31	EUR	4,950	8,979
Japan Government:
0.5% 7/20/20 (k)	JPY	600,000	5,537
0.92% 11/20/20 (k)	JPY	2,615,000	24,719
1.1% 12/20/12	JPY	1,950,000	19,883
1.3% 9/20/12	JPY	1,400,000	14,398
1.5% 3/20/14	JPY	820,000	8,564
1.9% 6/20/16	JPY	1,492,000	16,059
2.1% 9/20/27	JPY	1,000,000	10,069
2.5% 9/20/37	JPY	2,100,000	21,511
Real Return Bond 1.1% 12/10/16	JPY	3,136,260	31,415
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Lebanese Republic:
7.125% 3/5/10		$ 670	$ 657
7.875% 5/20/11 (Reg. S)		4,115	3,997
8.1563% 11/30/09 (g)(k)		2,760	2,719
8.1563% 11/30/09 (Reg. S) (k)		7,560	7,447
8.625% 6/20/13 (Reg. S)		4,370	4,315
10.125% 8/6/08		5,175	5,214
Peruvian Republic:
0% 1/5/09	PEN	3,600	1,271
3% 3/7/27 (f)		1,425	1,102
Philippine Republic:
9.5% 2/2/30		4,700	6,140
9.875% 1/15/19		2,030	2,609
10.625% 3/16/25		4,170	5,828
Republic of Fiji 6.875% 9/13/11		2,905	2,556
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,865	1,711
Russian Federation:
7.5% 3/31/30 (g)		1,563	1,799
7.5% 3/31/30 (Reg. S)		37,743	43,452
12.75% 6/24/28 (Reg. S)		6,070	10,949
Turkish Republic:
6.75% 4/3/18		6,200	6,154
6.875% 3/17/36		10,400	9,334
7% 9/26/16		4,640	4,744
7.25% 3/5/38		3,375	3,177
7.375% 2/5/25		6,390	6,390
11.875% 1/15/30		4,630	6,876
14% 1/19/11	TRY	2,295	1,551
UK Treasury GILT:
stripped principal 0% 3/7/18		40,000	51,511
4.25% 3/7/36	GBP	11,660	22,616
8.75% 8/25/17	GBP	9,850	26,055
Ukraine Government:
6.385% 6/26/12		1,715	1,732
6.75% 11/14/17 (g)		11,215	11,060
United Mexican States:
6.75% 9/27/34		910	1,014
7.5% 4/8/33		2,770	3,355
8.3% 8/15/31		3,210	4,209
Uruguay Republic:
5% 9/14/18	UYU	31,006	1,657
8% 11/18/22		3,234	3,460
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		$ 1,250	$ 46
4.8938% 4/20/11 (k)		7,800	6,591
7% 3/31/38		2,875	2,002
8.5% 10/8/14		8,200	7,606
9.25% 9/15/27		17,205	16,345
9.375% 1/13/34		3,540	3,283
10.75% 9/19/13		13,090	13,450
13.625% 8/15/18		6,615	8,037
Vietnamese Socialist Republic par 4% 3/12/28 (f)		1,644	1,422
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,032,537)			1,073,334
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $1,510)	PEN	4,900	1,781
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(m)		156,879	0
Remy International, Inc. (a)		57,470	1,552
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	2,405
TOTAL CONSUMER DISCRETIONARY			3,957
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)		554,243	4,766
Northwest Airlines Corp. (a)		120,299	1,081
			5,847
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)		742,300	11
Common Stocks - continued
		Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	$ 0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	151
TOTAL COMMON STOCKS (Cost $18,283)			9,966
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	469
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,298	1,609
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		4,581	5,726
TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,335
TOTAL PREFERRED STOCKS (Cost $7,731)			7,804
Floating Rate Loans - 2.9%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Lear Corp. term loan 6.76% 4/25/12 (k)		$ 2,250	2,070
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.3%
AM General LLC:
Tranche B, term loan 6.7423% 9/30/13 (k)		$ 3,146	$ 2,776
6% 9/30/12 (k)		119	105
Ford Motor Co. term loan 5.8% 12/15/13 (k)		11,554	9,475
General Motors Corp. term loan 7.0556% 11/29/13 (k)		871	771
			13,127
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (k)		3,750	2,925
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (k)		134	105
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (k)		36	28
term loan 5% 6/14/14 (k)		426	326
Six Flags, Inc. Tranche B, term loan 4.99% 4/30/15 (k)		645	523
			982
Media - 0.2%
Advanstar, Inc. Tranche 2LN, term loan 7.6713% 11/30/14 (k)		340	238
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (k)		933	858
PanAmSat Corp. term loan:
9.25% 8/15/14		4,335	3,905
9.25% 6/15/16		3,725	3,245
			8,246
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.7581% 4/6/13 (k)		2,444	2,260
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 5.8287% 5/29/14 (k)		3,970	2,938
Michaels Stores, Inc. term loan 5.3447% 10/31/13 (k)		4,595	3,814
Sally Holdings LLC Tranche B, term loan 5.6% 11/16/13 (k)		680	627
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (k)		6,200	5,518
			12,897
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (k)		$ 1,480	$ 1,432
Tranche B 1LN, term loan 4.8908% 9/5/13 (k)		3,326	3,201
			4,633
TOTAL CONSUMER DISCRETIONARY			47,140
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (k)		1,008	963
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.7% 6/4/14 (k)		2,430	2,193
TOTAL CONSUMER STAPLES			3,156
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.7038% 1/12/14 (k)		515	486
Helix Energy Solutions Group, Inc. term loan 5.7932% 7/1/13 (k)		86	82
			568
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (k)		478	426
Tranche D, term loan 7.98% 12/28/13 (k)		1,552	1,382
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (k)		3,950	3,901
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.57% 10/31/12 (k)		570	541
term loan 6.83% 10/31/12 (k)		1,010	959
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (k)		370	315
			7,524
TOTAL ENERGY			8,092
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (k)		3,195	2,524
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (k)		$ 1,613	$ 1,282
Tranche B, term loan 7.505% 10/10/13 (k)		5,990	4,762
			6,044
TOTAL FINANCIALS			8,568
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (k)		614	599
6.5106% 4/26/15 (k)(n)		154	150
			749
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (k)		5,333	4,907
Tranche DD, term loan 7/25/14 (n)		273	251
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (k)		845	731
			5,889
TOTAL HEALTH CARE			6,638
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.3963% 2/21/13 (k)		85	73
Tranche 2LN, term loan 11.6463% 2/21/14 (k)		130	107
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 4.95% 9/29/13 (k)		146	137
Tranche 2LN, term loan 8.45% 3/28/14 (k)		60	56
			373
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (k)		315	298
term loan 4.3294% 3/28/14 (k)		523	496
ARAMARK Corp.:
Credit-Linked Deposit 6.71% 1/26/14 (k)		114	106
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
term loan 4.5713% 1/26/14 (k)		$ 1,791	$ 1,670
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (k)		590	466
			3,036
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 4.73% 10/3/12 (k)		116	107
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (k)		58	55
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (k)		3,640	3,294
Tranche B 1LN, term loan 5.5565% 5/4/14 (k)		471	441
Navistar International Corp.:
term loan 6.5013% 1/19/12 (k)		2,083	1,802
Credit-Linked Deposit 6.8812% 1/19/12 (k)		757	655
			6,247
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (k)		730	493
VWR Funding, Inc. term loan 5.2% 6/29/14 (k)		1,300	1,086
			1,579
TOTAL INDUSTRIALS			11,342
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (k)		4,579	4,156
Tranche B-A1, term loan 7.455% 10/1/14 (k)		1,316	1,194
Tranche B-B, term loan 7.455% 10/1/12 (k)		5,305	4,934
			10,284
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.8195% 3/20/13 (k)		3,246	3,100
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 5.01% 12/1/13 (k)		10,482	8,857
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (k)		$ 3,508	$ 2,806
Tranche 2LN, term loan 8.4463% 6/11/15 (k)		1,150	805
Open Solutions, Inc. term loan 5.845% 1/23/14 (k)		218	179
			3,790
TOTAL INFORMATION TECHNOLOGY			26,031
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.8694% 4/2/13 (k)		186	157
term loan 6.4788% 4/2/14 (k)		1,016	951
Momentive Performance Materials, Inc. Tranche B1, term loan 4.9375% 12/4/13 (k)		918	815
			1,923
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.6291% 12/19/13 (k)		2,508	2,069
Novelis Corp. term loan 4.7% 7/6/14 (k)		4,010	3,579
			5,648
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (k)		6,090	5,755
TOTAL MATERIALS			13,326
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.64% 2/1/14 (k)		1,690	1,684
Paetec Communications, Inc. Tranche B, term loan 5.23% 2/28/13 (k)		276	258
Wind Telecomunicazioni SpA:
term loan 11.2013% 12/12/11 pay-in-kind (k)		3,982	3,414
Tranche 2, term loan 11.32% 3/21/15 (k)		3,490	3,455
Tranche B, term loan 5.01% 9/21/13 (k)		1,565	1,471
Tranche C, term loan 5.76% 9/21/14 (k)		1,565	1,471
			11,753
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Intelsat Subsidiary Holding Co. Ltd. term loan:
8.5% 1/15/13		$ 3,015	$ 2,743
8.875% 1/15/15		4,210	3,702
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (k)		570	541
MetroPCS Wireless, Inc. Tranche B, term loan 5.3173% 11/3/13 (k)		1,300	1,193
			8,179
TOTAL TELECOMMUNICATION SERVICES			19,932
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (k)		3,778	3,532
4.35% 2/1/13 (k)		1,845	1,725
			5,257
TOTAL FLOATING RATE LOANS (Cost $166,679)			149,482
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (k) (Cost $698)	JPY	86,592	782
Fixed-Income Funds - 2.5%
		Shares
Fidelity Floating Rate Central Fund (Cost $144,438) (o)		1,439,365	127,916
Preferred Securities - 0.8%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 13,370	$ 13,915
Net Servicos de Comunicacao SA 9.25% (g)		6,300	6,574
			20,489
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		19,030	19,356
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (k)	EUR	1,250	1,538
MUFG Capital Finance 3 Ltd. 2.68% (k)	JPY	150,000	1,506
3,044
TOTAL PREFERRED SECURITIES (Cost $42,082)	42,889
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $93)	7,500	206
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 2.69% (b) (Cost $514,564)	514,563,616	514,564
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $32,401)	$ 32,402	32,401
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $5,559,203)		5,537,243
NET OTHER ASSETS - (6.1)%		(320,405)
NET ASSETS - 100%		$ 5,216,838
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
79 UST 5 YR Index Contracts	July 2008	$ 9,025	$ 161
The face value of futures purchased as a percentage of net assets - 0.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ (301)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,030,000 or 6.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $119,000.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $350,000 and $323,000, respectively. The coupon rate will be determined at time of settlement.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,401,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 5,837
Barclays Capital, Inc.	10,699
Lehman Brothers, Inc.	15,865
$ 32,401
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,197
Fidelity Floating Rate Central Fund	3,733
Total	$ 7,930
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 281,312	$ -	$ 131,924	$ 127,916	5.3%
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,537,243	$ 652,435	$ 4,884,105	$ 703
Other Financial Instruments*	$ (140)	$ 161	$ (301)	$ -
*Other financial instruments include futures and swaps.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 435
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(588)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	856
Ending Balance	$ 703

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,551,275,000. Net unrealized depreciation aggregated $14,032,000, of which $159,721,000 related to appreciated investment securities and $173,753,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008